Subsidiaries - Detailed Information of Equity Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Senao International Co Ltd Transferred Its Treasury Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests			$ 327
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests			(272)
Differences arising from equity transactions			55
Additional paid-in capital - arising from changes in equities of subsidiaries			55
Chunghwa Telecom Co Ltd and Chunghwa Investment Co Ltd Disposed Some Shares of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests			133
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests			(19)
Differences arising from equity transactions			114
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries net assets upon actual disposal or acquisition			114
Chunghwa Investment Co Ltd Disposed Some Shares Of Chunghwa Precision Test Tech Co Ltd
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests			1,042
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests			(330)
Differences arising from equity transactions			712
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries net assets upon actual disposal or acquisition			712
Chunghwa Telecom Co Ltd and Chunghwa Investment Co Ltd Did Not Participate in the Capital Increase of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests			1,477
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests			(700)
Differences arising from equity transactions			777
Additional paid-in capital - arising from changes in equities of subsidiaries			777
Share-Based Payment of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	$ 75	$ 19	35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(49)	(20)	(24)
Differences arising from equity transactions	26	(1)	11
Additional paid-in capital - arising from changes in equities of subsidiaries	26	$ (1)	11
SENAO not Proportionately participating in the Capital Increase of Youth [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	0		0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	0		0
Differences arising from equity transactions	0		0
Additional paid-in capital - arising from changes in equities of subsidiaries	0		$ 0
IISI Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	7
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(7)
Differences arising from equity transactions	0
Additional paid-in capital - arising from changes in equities of subsidiaries	$ 0